INTANGIBLE ASSETS, NET - Additional Information (Detail) - CNY (¥) ¥ in Thousands	6 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	¥ 31,058	¥ 322
Impairment of finite lived intangible assets	¥ 26,580	¥ 620,225